Geographic information - Schedule of Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Lease income	$ 7,003,997	$ 6,860,320	$ 6,530,546
Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	100.00%	100.00%	100.00%
United States
Segment Reporting Information [Line Items]
Lease income	$ 1,101,624	$ 1,087,541	$ 1,032,503
United States | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	15.70%	15.90%	15.80%
China
Segment Reporting Information [Line Items]
Lease income	$ 1,060,443	$ 1,153,435	$ 1,106,429
China | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	15.10%	16.80%	16.90%
Other countries
Segment Reporting Information [Line Items]
Lease income	$ 4,841,930	$ 4,619,344	$ 4,391,614
Other countries | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	69.20%	67.30%	67.30%